PRIVATE PLACEMENT (Q3) (Details) - USD ($)		9 Months Ended
	Feb. 17, 2021	Sep. 30, 2021	Dec. 31, 2020
Class A Ordinary Share [Member]
Private Placement [Abstract]
Number of shares issued upon exercise of warrant (in shares)	1		1
Private Placement Warrants [Member]
Private Placement [Abstract]
Warrants issued (in shares)	6,000,000
Share price (in dollars per share)	$ 1.00
Proceeds from private placement of warrants	$ 6,000,000
Excess of fair value of warrants over purchase price		$ 2,400,000
Private Placement Warrants [Member] | Class A Ordinary Share [Member]
Private Placement [Abstract]
Number of shares issued upon exercise of warrant (in shares)	1
Exercise price of warrant (in dollars per share)	$ 11.50